SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss	$ 7,418,097	$ 6,182,268
Total deferred tax assets	7,418,097	6,182,268
Deferred tax liabilities
Valuation Allowance	(7,418,097)	(6,182,268)
Net deferred tax assets